Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Research and development	$ 525	$ 1,845	$ 3,131
Professional fees	465	537	1,366
Compensation and related expenses	3,554	4,879	3,100
Other	161	187	65
Total accrued expenses	$ 4,705	$ 7,448	$ 7,662